Annual Total Returns- JPMorgan Value Advantage Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - JPMorgan Value Advantage Fund - Class R2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.62%	18.92%	32.27%	13.87%	(4.24%)	17.05%	14.23%	(8.97%)	27.36%	(1.52%)